UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL	TRANSLATION RESERVE	RETAINED EARNINGS	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2024	63,347,837
Reconciliation of number of shares outstanding [abstract]
Issue of free shares (in shares)	124,096
Number of shares issued at end of period (in shares) at Jun. 30, 2025	63,471,933
Equity at beginning of period at Dec. 31, 2024	€ 40,584	€ 633	€ 478,905	€ (75)	€ (262,637)	€ (176,242)
Changes in equity [abstract]
Profit (loss)	(100,784)					(100,784)
Other comprehensive income (loss)	594			559	36
Total comprehensive income (loss) for the period	(100,189)			559	36	(100,784)
Appropriation of prior period net loss	0				(176,242)	176,242
Issue of share warrants	300		300
Issue of free shares	0	1	(1)
Share-based compensation expense	11,021				11,021
Others	4				4
Equity at end of period at Jun. 30, 2025	€ (48,280)	635	479,204	484	(427,819)	(100,784)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2025	78,536,412
Reconciliation of number of shares outstanding [abstract]
Issue of free shares (in shares)	858,370
Capital increase from issuance of ordinary shares (in shares)	403,347
Exercises of share warrants (in shares)	18,940
Number of shares issued at end of period (in shares) at Jun. 30, 2026	79,817,069
Equity at beginning of period at Dec. 31, 2025	€ 455,205	785	1,190,593	2,309	(402,380)	(336,102)
Changes in equity [abstract]
Profit (loss)	(165,900)					(165,900)
Other comprehensive income (loss)	(532)			(541)	9
Total comprehensive income (loss) for the period	(166,432)			(541)	9	(165,900)
Appropriation of prior period net loss	0				(336,102)	336,102
Capital increase from issuance of ordinary shares	37,453	4	37,449
Issue of share warrants	475		475
Exercises of share warrants	155		155
Issue of free shares	0	9	(9)
Share-based compensation expense	39,410				39,410
Equity at end of period at Jun. 30, 2026	€ 366,266	€ 798	€ 1,228,664	€ 1,768	€ (699,063)	€ (165,900)